September 29, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN.: Ms. Patsy Mengiste
       Document Control - EDGAR

RE: RiverSource Series Trust
       Columbia 120/20 Contrarian Equity Fund
          (formerly known as RiverSource 120/20 Contrarian Equity Fund) Columbia Recovery and Infrastructure Fund
          (formerly known as RiverSource Recovery and Infrastructure Fund) Columbia Retirement Plus 2010 Fund
          (formerly known as RiverSource Retirement Plus 2010 Fund) Columbia Retirement Plus 2015 Fund
          (formerly known as RiverSource Retirement Plus 2015 Fund) Columbia Retirement Plus 2020 Fund
          (formerly known as RiverSource Retirement Plus 2020 Fund) Columbia Retirement Plus 2025 Fund
          (formerly known as RiverSource Retirement Plus 2025 Fund) Columbia Retirement Plus 2030 Fund
          (formerly known as RiverSource Retirement Plus 2030 Fund) Columbia Retirement Plus 2035 Fund
          (formerly known as RiverSource Retirement Plus 2035 Fund) Columbia Retirement Plus 2040 Fund
          (formerly known as RiverSource Retirement Plus 2040 Fund) Columbia Retirement Plus 2045 Fund
          (formerly known as RiverSource Retirement Plus 2045 Fund)

    Post-Effective Amendment No. 15
    File No. 333-131683/811-21852

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 15 (Amendment). This Amendment was filed electronically on September 27, 2010.

If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
-------------------------------------
Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.